Retirement Benefit Plans	12 Months Ended
Dec. 31, 2020
Disclosure Of Retirement Benefit Plans [Abstract]
Retirement Benefit Plans
29.	RETIREMENT BENEFIT PLANS
a.	Defined contribution plans

The pension plan under the Labor Pension Act of ROC (the “LPA”) is considered as a defined contribution plan.  Based on the LPA, Chunghwa and its domestic subsidiaries make monthly contributions to employees’ individual pension accounts at 6% of monthly salaries and wages.  Its foreign subsidiaries would make monthly contributions based on the local pension requirements.

b.	Defined benefit plans

Chunghwa completed its privatization plans on August 12, 2005.  Chunghwa is required to pay all accrued pension obligations including service clearance payment, lump sum payment under civil service plan, additional separation payments, etc. upon the completion of the privatization in accordance with the Statute Governing Privatization of Stated-owned Enterprises.  After paying all pension obligations for privatization, the plan assets of Chunghwa should be transferred to the Fund for Privatization of Government-owned Enterprises (the “Privatization Fund”) under the Executive Yuan.  On August 7, 2006, Chunghwa transferred the remaining balance of fund to the Privatization Fund.  However, according to the instructions of MOTC, Chunghwa was requested to administer the distributions to employees for pension obligations including service clearance payment, lump sum payment under civil service plan, additional separation payments, etc. upon the completion of the privatization and recognized in other current monetary assets.

Chunghwa and its subsidiaries SENAO, CHIEF, CHSI, SHE, IISI and UTC with the pension mechanism under the Labor Standards Law in the ROC are considered as defined benefit plans.  These pension plans provide benefits based on an employee’s length of service and average six-month salary prior to retirement.  Chunghwa and its subsidiaries contribute an amount no more than 15% of salaries paid each month to their respective pension funds (the Funds), which are administered by the Labor Pension Fund Supervisory Committee (the Committee) and deposited in the names of the Committees in the Bank of Taiwan.  The plan assets are held in a commingled fund which is operated and managed by the government’s designated authorities; as such, the Company does not have any right to intervene in the investments of the funds.  According to the Article 56 in the ROC of the Labor Standards Law, entities are required to contribute the difference in one appropriation to their pension funds before the end of next March when the balance of the Funds is insufficient to pay the eligible employees who meet the retirement criteria in the following year.

The amounts included in the consolidated balance sheets arising from the Company’s obligation in respect of its defined benefit plans were as follows:

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Present value of funded defined benefit obligations	$41,197	$39,536
Fair value of plan assets	(39,820)	(39,494)
Funded status - deficit	$1,377	$42

Net defined benefit liabilities	$3,505	$3,415
Net defined benefit assets	(2,128)	(3,373)
	$1,377	$42

Movements in the defined benefit obligations and the fair value of plan assets were as follows:

	Present Value of Funded Defined Benefit Obligations	Fair Value of Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$
		(In Millions)
Balance on January 1, 2018	$37,663	$34,972	$2,691
Current service cost	3,024	—	3,024
Interest expense/interest income	550	544	6
Amounts recognized in profit or loss	3,574	544	3,030
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	875	(875)
Actuarial losses recognized from changes in demographic assumptions	4	—	4
Actuarial losses recognized from changes in financial assumptions	1,273	—	1,273
Actuarial losses recognized from experience adjustments	813	—	813
Amounts recognized in other comprehensive income	2,090	875	1,215
Contributions from employer	—	4,374	(4,374)
Benefits paid	(1,738)	(1,738)	—
Benefits paid directly by the Company	(192)	—	(192)
Balance on December 31, 2018	41,397	39,027	2,370
Current service cost	2,927	—	2,927
Interest expense/interest income	400	390	10
Amounts recognized in profit or loss	3,327	390	2,937
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	1,338	(1,338)
Actuarial losses recognized from changes in demographic assumptions	6	—	6
Actuarial losses recognized from changes in financial assumptions	647	—	647
Actuarial gains recognized from experience adjustments	(842)	—	(842)
Amounts recognized in other comprehensive income	(189)	1,338	(1,527)
Contributions from employer	—	2,099	(2,099)
Benefits paid	(3,034)	(3,034)	—
Benefits paid directly by the Company	(304)	—	(304)
Balance on December 31, 2019	41,197	39,820	1,377
Current service cost	2,052	—	2,052
Interest expense/interest income	298	297	1
Amounts recognized in profit or loss	2,350	297	2,053
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	1,308	(1,308)
Actuarial losses recognized from changes in financial assumptions	590	—	590
Actuarial gains recognized from experience adjustments	(475)	—	(475)
Amounts recognized in other comprehensive income	115	1,308	(1,193)
Contributions from employer	—	1,964	(1,964)
Benefits paid	(3,919)	(3,919)	—
Benefits paid directly by the Company	(263)	—	(263)
Acquired by business combinations (Note 14)	56	24	32
Balance on December 31, 2020	$39,536	$39,494	$42

Relevant pension costs recognized in profit and loss for defined benefit plans were as follows:

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Operating costs	$1,796	$1,726	$1,205
Marketing expenses	886	866	603
General and administrative expenses	164	164	121
Research and development expenses	107	103	72
	$2,953	$2,859	$2,001

The Company is exposed to following risks for the defined benefits plans under the Labor Standards Law:

a.	Investment risk

Under the Labor Standards Law, the rate of return on assets shall not be lower than the average interest rate on a two-year time deposit published by the local banks and the government is responsible for any shortfall in the event that the rate of return is less than the required rate of return.  The plan assets are held in a commingled fund mainly invested in foreign and domestic equity and debt securities and bank deposits which is operated and managed by the government’s designated authorities; as such, the Company does not have any right to intervene in the investments of the funds.

b.	Interest rate risk

The decline in government bond interest rate will increase the present value of the obligation on the defined benefit plan, while the return on plan assets will increase.  The net effect on the present value of the obligation on defined benefit plan is partially offset by the return on plan assets.

c.	Salary risk

The calculation of the present value of defined benefit obligations is referred to the plan participants’ future salary.  Hence, the increase in plan participants’ salary will increase the present value of the defined benefit obligations.

The most recent actuarial valuation of plan assets and the present value of the defined benefit obligations were carried out by the independent actuary.

The principal assumptions used for the purpose of the actuarial valuations were as follows:

	Measurement Date
	December 31
	2019	2020
Discount rates	0.75%	0.50%
Expected rates of salary increase	1.20%-2.00%	1.00%-2.00%

If reasonably possible changes of the respective significant actuarial assumptions occur at the end of reporting periods, while holding all other assumptions constant, the present values of the defined benefit obligations would increase (decrease) as follows:

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Discount rates
0.5% increase	$(1,275)	$(1,208)
0.5% decrease	$1,356	$1,284
Expected rates of salary increase
0.5% increase	$1,448	$1,372
0.5% decrease	$(1,374)	$(1,303)

The sensitivity analysis presented above may not be representative of the actual change in the present value of the defined benefit obligations as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

Furthermore, in presenting the above sensitivity analysis, the present value of the defined benefit obligations has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognized in the consolidated balance sheets.

There is no change in the methods and assumptions used in preparing the sensitivity analysis from the previous period.

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
The expected contributions to the plan for the next year	$2,076	$1,932
The average duration of the defined benefit obligations	6.5-14 years	6.4-13 years

As of December 31, 2020, the Company’s maturity analysis of the undiscounted benefit payments was as follows:

Year	Amount
NT$
(In Millions)
2021	$3,285
2022	7,056
2023	10,669
2024	11,799
2025 and thereafter	39,497
$72,306